Restructuring Charges - Narrative (Detail)	1 Months Ended		3 Months Ended						6 Months Ended		12 Months Ended
	May 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Jun. 30, 2017 USD ($) Employee	Mar. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2017 USD ($) Employee	Mar. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 28, 2016 Employee
Restructuring Cost and Reserve [Line Items]
Number of employees | Employee				7						7			36
Restructuring expense				$ 2,557,000	$ 4,442,000	$ 0	$ 0	$ 0		$ 7,000,000	$ 3,040,000	$ 0
Non-cash impairment charges					1,400,000						1,402,000
Accrued restructuring				3,900,000	2,662,000					3,900,000	2,662,000	0
Accrued restructuring, current					1,609,000						1,609,000	0
Accrued restructuring, long-term					1,100,000						1,100,000
Employee severance and benefit costs											1,500,000
Accrued redemption payments											100,000
Contract termination costs				2,353,000				0			1,486,000
Cash consideration for sale of lab equipment				325,000				0
Employee severance and related costs				204,000				$ 0			1,554,000
Lab Equipment
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charges											555,000
Salvage value					320,000						320,000
Cash consideration for sale of lab equipment		$ 325,000
Construction in Progress
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charges											591,000
Furniture, Computers, Equipment, and Leasehold Improvements
Restructuring Cost and Reserve [Line Items]
Non-cash impairment charges											256,000
Contract Termination Costs
Restructuring Cost and Reserve [Line Items]
Restructuring expense				2,353,000							1,486,000
Accrued restructuring				$ 3,818,000	1,565,000					$ 3,818,000	1,565,000	$ 0
Accrued restructuring, current					$ 512,000						$ 512,000
Scenario, Forecast
Restructuring Cost and Reserve [Line Items]
Number of employees | Employee			12						12
Restructuring expense			$ 7,100,000						$ 4,700,000
Consideration paid for settlement of lease	$ 3,800,000
Contingency term for lease termination	60 days